MFS(R) INSTITUTIONAL TRUST

                      MFS(R) INSTITUTIONAL CORE EQUITY FUND

                       MFS(R) INSTITUTIONAL RESEARCH FUND

                   MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND

                    MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND


  Supplement to the Current Prospectus and Statement of Additional Information


Effective immediately, the above referenced funds may each invest up to 10% of their net assets in American Depositary Receipts and U.S. exchange listed foreign securities.


                The date of this Supplement is November 15, 2001.